Annual Total Returns - Parametric Tax-Managed Emerging Markets Fund - Institutional Class	Jun. 30, 2020
Prospectus [Line Items]
2010	23.34%
2011	(18.05%)
2012	20.04%
2013	2.21%
2014	(3.61%)
2015	(15.75%)
2016	12.10%
2017	27.09%
2018	(13.20%)
2019	12.51%